united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 09/30/15

Item 1. Reports to Stockholders.

EQUINOX BLUECREST

SYSTEMATIC MACRO FUND

CLASS I SHARES: EBCIX

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2015

1-888-643-3431

WWW.EQUINOXFUNDMANAGEMENT.COM

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Equinox BlueCrest Systematic Macro Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Equinox BlueCrest Systematic Macro Fund

PORTFOLIO REVIEW

September 30, 2015 (Unaudited)

The Fund’s performance figures* for the periods ended September 30, 2015, as compared to its benchmark:

			Start of Performance ** -
	6 Month	1 Year	September 30, 2015
Equinox BlueCrest Systematic Macro Fund
Class I	(2.37)%	8.53%	5.32%
S&P 500 Total Return Index ^	(6.18)%	(0.61)%	1.17%
BTOP 50 Index ****	(5.66)%	6.50%	8.58%

*	The Performance data quoted is historical. The performance comparison includes reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares. Performance figures for periods greater than one year are annualized. Per the fee table in the July 29, 2015 prospectus, the Fund’s total annual net operating expense ratio is 0.79% for Class I shares. For performance information current to the most recent month-end please call 1-888-643-3431.

**	Commencement of operations is June 17, 2014.

^	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

****	The Barclays BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2015 there are 20 funds in the BTOP50 Index.

Holdings by Asset Class	% of Net Assets
U.S. Treasury Bills	60.9%
U.S. Treasury Note	9.0%
Other Assets Less Liabilities - Net	30.1%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detail of the Fund’s holdings. The portfolio composition detailed above does not include derivative exposure.

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Equinox BlueCrest Systematic Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)

Principal Amount		Coupon Rate %	Maturity Date	Fair Value

	U.S. TREASURY NOTE - 9.0%
$5,000,000.00	United States Treasury Note (Cost $5,023,630)	2.1250	12/31/2015	$5,025,585

	SHORT-TERM INVESTMENTS - 60.9%
	U.S. TREASURY BILLS - 60.9%
12,000,000.00	United States Treasury Bill (a)	0.1850	1/7/2016	11,993,952
7,000,000.00	United States Treasury Bill (a)	0.2200	4/28/2016	6,991,035
11,000,000.00	United States Treasury Bill (a)	0.3200	8/18/2016	10,968,540
4,000,000.00	United States Treasury Bill (a)	0.3200	9/15/2016	3,987,589
	TOTAL U.S. TREASURY BILL (Cost $33,941,116)			33,941,116

	TOTAL INVESTMENTS - 69.9% (Cost $38,964,746) (b)			$38,966,701
	OTHER ASSETS LESS LIABILITIES - NET - 30.1%			16,817,052
	TOTAL NET ASSETS - 100.0%			$55,783,753

(a)	Discount rate at time of purchase.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $38,964,746 and differs from market value by net unrealized appreciation/(depreciation) of other securities as follows:

Unrealized appreciation	$1,955
Unrealized depreciation	—
Net unrealized appreciation	$1,955

Unrealized Appreciation
SWAP CONTRACT +

Total return swap with Morgan Stanley. The swap provides exposure to the total returns of the Diversified Program of BlueCrest & Company, Inc. (“BlueCrest”) calculated on a daily basis with reference to a customized reference index that is proprietary to Morgan Stanley. The reference index is comprised at any given time of trading positions selected by BlueCrest that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, the Advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on June 18, 2014 and has a term of five years therefrom unless earlier terminated. (Notional Value $55,599,527)	$40,242
Total Net Unrealized Appreciation on Swap Contract	$40,242

+	All or a portion of this investment is a holding of Equinox BlueCrest Systematic Macro Fund Limited.

See accompanying notes to consolidated financial statements.

2

Equinox BlueCrest Systematic Macro Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
September 30, 2015 (Unaudited)

ASSETS
Investment securities:
At cost	$38,964,746
At fair value	$38,966,701
Cash held at broker *	11,953,896
Cash	4,781,581
Unrealized appreciation on swap contract	40,242
Interest receivable	26,851
Prepaid expenses & other assets	73,908
TOTAL ASSETS	55,843,179

LIABILITIES
Due to broker - swap settlement	8,633
Advisory fee payable	20,173
Accrued expenses and other liabilities	30,620
TOTAL LIABILITIES	59,426
NET ASSETS	$55,783,753

Net Assets Consist Of:
Paid in capital	$52,365,898
Accumulated net investment loss	(468,425)
Accumulated net realized gain from investments and swap contract	3,844,083
Net unrealized appreciation on investments and swap contract	42,197
NET ASSETS	$55,783,753

Net Asset Value Per Share:
Class I Shares:
Net Assets	$55,783,753
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,217,457
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.69

*	All of this balance has been pledged as collateral for swap contract.

See accompanying notes to consolidated financial statements.

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Equinox BlueCrest Systematic Macro Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$34,593

EXPENSES
Investment advisory fees	176,045
Audit fees	24,491
Accounting services fees	16,559
Registration fees	15,520
Administrative services fees	13,754
Printing and postage expenses	4,678
Insurance expense	4,584
Transfer agent fees	3,795
Custodian fees	2,858
Compliance officer fees	1,857
Trustees fees and expenses	801
Non 12b-1 shareholder services fee	191
Other expenses	1,638
TOTAL EXPENSES	266,771

Less: Fees waived by the Advisor	(49,503)

NET EXPENSES	217,268
NET INVESTMENT LOSS	(182,675)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on swap contract	(1,216,456)

Net change in unrealized appreciation on:
Investments	4,854
Swap contract	51,569
56,423

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,160,033)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,342,708)

See accompanying notes to consolidated financial statements.

4

Equinox BlueCrest Systematic Macro Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	September 30, 2015	March 31,
	(Unaudited)	2015 (a)
FROM OPERATIONS
Net investment loss	$(182,675)	$(285,750)
Net realized gain (loss) on investments and swap contract	(1,216,456)	5,060,539
Net change in unrealized appreciation (depreciation) on investments and swap contract	56,423	(14,226)
Net increase (decrease) in net assets resulting from operations	(1,342,708)	4,760,563

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	1,585,717	51,718,313
Payments for shares redeemed:	(846,830)	(91,302)
Net increase in net assets from shares of beneficial interest	738,887	51,627,011

TOTAL INCREASE IN NET ASSETS	(603,821)	56,387,574

NET ASSETS
Beginning of Period	56,387,574	—
End of Period*	$55,783,753	$56,387,574
* Includes accumulated net investment loss of:	$(468,425)	$(285,750)

SHARE ACTIVITY
Class I:
Shares Sold	146,642	5,160,321
Shares Redeemed	(80,884)	(8,622)
Net increase in shares of beneficial interest outstanding	65,758	5,151,699

(a)	The Equinox BlueCrest Systematic Macro Fund commenced operations on June 17, 2014.

See accompanying notes to consolidated financial statements.

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Equinox BlueCrest Systematic Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Six Months Ended	Period Ended
	September 30, 2015	March 31,
	(Unaudited)	2015 (1)
Net asset value, beginning of period	$10.95	$10.00

Activity from investment operations:
Net investment loss (2)	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments and swap contract	(0.22)	1.01
Total from investment operations	(0.26)	0.95

Net asset value, end of period	$10.69	$10.95

Total return (3)	(2.37)%	9.50%

Net assets, at end of period (000’s)	$55,784	$56,388

Ratio of gross expenses to average net assets (4)(5)	0.97%	1.09%
Ratio of net expenses to average net assets (5)	0.79%	0.79%
Ratio of net investment loss to average net assets (5)	(0.66)%	(0.72)%

Portfolio Turnover Rate (6)	0%	0%

(1)	The Equinox BlueCrest Systematic Macro Fund commenced operations on June 17, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized.

(6)	Not annualized

See accompanying notes to consolidated financial statements.

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Equinox BlueCrest Systematic Macro Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2015 (Unaudited)

1.	ORGANIZATION

The Equinox BlueCrest Systematic Macro Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund began operations on June 17, 2014. The Fund currently offers Class I (Institutional) Shares that are offered at net asset value. The investment objective of the Fund is to achieve long term capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the

7

Equinox BlueCrest Systematic Macro Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2015 (Unaudited)

execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the

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Equinox BlueCrest Systematic Macro Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2015 (Unaudited)

asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$33,941,116	$—	$—	$33,941,116
U.S. Treasury Note	5,025,585	—	—	5,025,585
Swap Contract	—	40,242	—	40,242
Total	$38,966,701	$40,242	$—	$39,006,943

There were no transfers in to or out of any level during the current period presented. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

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Equinox BlueCrest Systematic Macro Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2015 (Unaudited)

Consolidation of Subsidiaries – The Consolidated Financial Statements of the Fund include the accounts of Equinox BlueCrest Systematic Macro Fund Limited (“EBCS-CFC”), a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest approximately 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

EBCS-CFC utilizes commodity based derivative products to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s Prospectus.

A summary of the Fund’s investments in the EBCS-CFC is as follows:

			% Of the Fund’s Total
	Inception Date of	EBCS-CFC Net Assets at	Net Assets at
	EBCS-CFC	September 30, 2015	September 30, 2015
EBCS-CFC	6/18/2014	$12,044,111	21.59%

For tax purposes, EBCS-CFC is an exempted Cayman investment company. EBCS-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, EBCS-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, EBCS-CFC’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial

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Equinox BlueCrest Systematic Macro Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2015 (Unaudited)

statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions

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Equinox BlueCrest Systematic Macro Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2015 (Unaudited)

expected to be taken on the Fund’s 2015 return. The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular Fund in the Trust are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Trust or another reasonable basis.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. Realized gains and losses from a decrease in the notional value swap are recognized on trade date. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

EBCS-CFC maintains cash equal to at least 20% of the notional value of the swap, as collateral to secure its obligations under the swap. The cash maintained as collateral is recorded as cash held at broker on the Consolidated Statement of Assets and Liabilities. As of September 30, 2015, the notional value of the swap was $55,599,527. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety. As of September 30, 2015, the net change in unrealized

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Equinox BlueCrest Systematic Macro Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2015 (Unaudited)

appreciation on the swap contract was $51,569. For the six months ended September 30, 2015, the Fund had realized losses of $1,216,456 from the swap contract.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of September 30, 2015:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Unrealized appreciation on swap contract

Fair Values of Derivative Instruments as of September 30, 2015:

Asset Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value
Mixed; interest rate, equity and	Unrealized appreciation on
foreign exchange contracts:	swap contract
Net Assets - Net Unrealized
	Appreciation	$40,242	*

$40,242

The effect of Derivative Instruments on the Consolidated Statement of Operations for the six months ended September 30, 2015:

			Change in
			Unrealized
Contract Type/	Location of Gain or (Loss) On	Realized Loss	Appreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Mixed; interest rate, equity and foreign exchange contracts:	Net realized loss on swap contract	$(1,216,456)
	Net change in unrealized appreciation on swap contract		$51,569

Total		$(1,216,456)	$51,569
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Equinox BlueCrest Systematic Macro Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2015 (Unaudited)

The notional value of the derivative instruments outstanding as of September 30, 2015 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Offsetting of Financial Assets and Derivative Assets

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of swap contracts. During the six months ended September 30, 2015, the Fund is subject to a master netting arrangement for the swaps. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2015.

Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Assets:					Liabilities
			Gross Amounts	Net Amounts of
			Offset in the	Liabilities Presented
	Gross Amounts		Consolidated	in the Consolidated
	of Recognized		Statement of	Statement of Assets &	Financial	Cash Collateral
Description	Assets		Assets & Liabilities	Liabilities	Instruments	Pledged	Net Amount
Unrealized Appreciation on Swap Contract	$40,242	(1)	$—	$40,242	$—	$40,242	$—
Total	$40,242		$—	$40,242	$—	$40,242	$—

(1)	Gross unrealized appreciation as presented in the Portfolio of Investments.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2015, there were no purchases or sales of portfolio securities, other than short-term investments and U.S. Government securities.

14

Equinox BlueCrest Systematic Macro Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2015 (Unaudited)

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Effective August 21, 2015, Equinox Institutional Asset Management, LP serves as the Fund’s Investment Advisor (the “Advisor”) Prior to August 21, 2015, Equinox Fund Management, LLC served as the Fund’s investment advisor. Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.64% of the Fund’s average daily net assets. For the six months ended September 30, 2015, the Advisor earned fees of $176,045.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 29, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 0.79% per annum of the Fund’s average daily net assets for Class I shares. For the six months ended September 30, 2015, the Advisor waived fees in the amount of $49,503.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than 0.79% of average daily net assets attributable to Class I shares, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 0.79% of average daily net assets for Class I. If Fund operating expenses attributable to Class I shares subsequently exceed 0.79% per annum of the average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. Pursuant to the Waiver Agreement, the following amounts are subject to recapture by the Fund by the following dates:

3/31/2018	$119,792

The Distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Trust, on behalf of the Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 as amended (the “Plan”), to pay for certain distribution activities and shareholder services. During the six months ended September 30, 2015, the Fund did not pay distribution related charges pursuant to the Plan.

15

Equinox BlueCrest Systematic Macro Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2015 (Unaudited)

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of March 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$4,764,448	$—	$(986)	$—	$—	$(2,899)	$4,760,563

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(losses), and unrealized depreciation from investments is primarily attributable to the tax adjustments relating to the Fund’s holding in Equinox BlueCrest CFC.

At March 31, 2014, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$986	$—	$986
16

Equinox BlueCrest Systematic Macro Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2015 (Unaudited)

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of September 30, 2015, beneficial ownership in excess of 25% is as follows:

	Beneficial Owner	% of Outstanding Shares
BlueCrest Systematic Macro Fund	BlueCrest Capital Opportunities Ltd.	96%

7.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

8.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the consolidated financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements other than described below.

Effective November 13, 2015, the Board approved the name change of the Fund to Equinox Systematica Macro Fund.

17

Equinox BlueCrest Systematic Macro Fund

EXPENSE EXAMPLES

September 30, 2015

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 through September 30, 2015.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account		Annualized
	Account Value	Value	Expenses Paid	Expense
Actual	4-1-15	9-30-15	During Period*	Ratio
Class I	1,000.00	976.30	3.90	0.79%

Ending
	Beginning	Account	Expenses Paid	Annualized
Hypothetical	Account Value	Value	During Period*	Expense
(5% return before expenses)	4-1-15	9-30-15	4-1-15 to 9-30-15	Ratio
Class I	1,000.00	1,021.05	3.99	0.79%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).
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21

PRIVACY NOTICE

Rev. August 2011

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431
22

Rev. August 2011

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  ■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Equinox Funds Trust doesn’t jointly market.

23

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR
Equinox Institutional Asset Management, LP
47 Hulfish Street, Suite 510
Princeton, NJ 08542

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

24

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 12/8/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 12/8/15

By (Signature and Title)

/s/ Vance J. Sanders

Vance J. Sanders, Principal Financial Officer

Date 12/8/15